Available-for-Sale Investments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2015 HKD	Mar. 31, 2014 HKD	Mar. 31, 2013 HKD
Amortized Cost and Fair Value Debt Securities [Abstract]
Recognized gain (loss) on securities	$ 0	$ 1,052	$ 0
Unlisted investments maturity term	1 year
Gross unrealized gain on securities	$ 0	50,500	61,054
Gross unrealized loss on securities	0	0	1,839
Proceeds from disposal of available-for-sale investments	1,000,000	18,218	2,000,000
Banking facilities utilized amount	$ 0	$ 1,032,334	$ 0	HKD 0	HKD 8,008,123	HKD 0